Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Sales of Products
	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2021	2020	2021	2020

Product revenues, net	$4,319	$3,236	$14,890	$10,230
Related party revenues	15	16	42	47
Revenues, net	$4,334	$3,252	$14,932	$10,277

	For years ended December 31,
(in thousands)	2019	2020
Product revenues, net	$26,131	$18,787
Related party revenues	50	62
Revenues, net	$26,181	$18,849

Schedule of Tabular Disclosure of Revenue Allowance and Accrual Activities

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

		Co-pay	Prompt	Government
		assistance	pay	and payor
(in thousands):	Returns	program	discounts	rebates	Total
Balance at December 31, 2020	$217	$52	$15	$43	$327
Provision related to current period sales	2	211	6	119	339
Credit or payments made during the period	(142)	(263)	(5)	(113)	(523)
Balance at September 30, 2021	$77	$-	$16	$49	$143

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

		Co-pay	Prompt	Government
		assistance	pay	and payor
(in thousands):	Returns	program	discounts	rebates	Total
Balance at January 1, 2019	$-	$-	$-	$-	$-
Assumed liabilities related to Cutanea acquisition	45	90	-	74	209
Provision related to current period sales	76	2,272	9	302	2,659
Credit or payments made during the period	(53)	(2,093)	(1)	(327)	(2,474)
Balance at December 31, 2019	$68	$269	$8	$49	$394
Provision related to current period sales	149	213	15	216	593
Credit or payments made during the period	-	(430)	(8)	(222)	(660)
Balance at December 31, 2020	$217	$52	$15	$43	$327